Intangible Assets - Impairment of Intangible Assets (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment changes related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict - Pre-tax		$ 1,200
Impairment changes related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict - After-tax		$ 958
Impairment of Intangible assets (excluding goodwill) - per share amount - impact of Russia-Ukraine conflict		$ 0.69
Impairment of Intangible Assets (Excluding Goodwill) - Pretax		$ 241
Impairment of Intangible assets, indefinite-lived (excluding goodwill) - after-tax		$ 193
Impairment of Intangible assets, indefinite-lived (excluding goodwill) - per share amount		$ 0.14
Impairment charges related to indefinite-lived intangible assets - Other Impairment Charges - Pre-tax		$ 1,600
Impairment charges related to indefinite-lived intangible assets - Other Impairment Charges - After-tax		$ 1,300
Impairment charges related to indefinite-lived intangible assets - Other Impairment Charges - Per Share Amount		$ 0.94
Impairment charges related to brands - Pre-tax	$ 600
Impairment charges related to brands - After-tax	$ 500
Impairment charges related to brands - Per-share amount	$ 0.35
Impairment charges related to goodwill - Pre-tax	$ 300
Impairment charges related to goodwill - After tax	$ 300
Impairment charges related to goodwill - Per share amount	$ 0.22